Other Gains (Losses) - Net (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Other Gains (Losses) - Net (Details) [Line Items]
Impairment losses	$ 1,238,548
Gorilla Shanghai [Member]
Other Gains (Losses) - Net (Details) [Line Items]
Impairment losses	$ 1,238,548